Summary of Significant Accounting Policies (Details) - Schedule of Revenue from Customers - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Customer 1 [Member]
Concentration Risk [Line Items]
Customer Amount	$ 4,168	$ 4,562	$ 13,617	$ 12,912	$ 17,768	$ 12,678
Customer 2 [Member]
Concentration Risk [Line Items]
Customer Amount	714	1,840	2,485	4,770	5,598	3,214
Customer 3 [Member]
Concentration Risk [Line Items]
Customer Amount	492	1,218	1,822	3,726	4,676	2,907
Customer 4 [Member]
Concentration Risk [Line Items]
Customer Amount	427	1,063	1,411	2,963	3,698	2,675
Customer 5 [Member]
Concentration Risk [Line Items]
Customer Amount	$ 339	$ 534	$ 956	$ 1,181	$ 1,585	$ 1,799
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer 1 [Member]
Concentration Risk [Line Items]
Customer Revenue Percentage	54.00%	38.00%	52.00%	37.00%	39.00%	36.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer 2 [Member]
Concentration Risk [Line Items]
Customer Revenue Percentage	9.00%	15.00%	10.00%	14.00%	12.00%	9.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer 3 [Member]
Concentration Risk [Line Items]
Customer Revenue Percentage	6.00%	10.00%	7.00%	11.00%	10.00%	8.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer 4 [Member]
Concentration Risk [Line Items]
Customer Revenue Percentage	5.00%	9.00%	5.00%	9.00%	8.00%	8.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer 5 [Member]
Concentration Risk [Line Items]
Customer Revenue Percentage	4.00%	4.00%	4.00%	3.00%	3.00%	5.00%